Payables, other current liabilities and provisions (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period		€ 45,879
Increases		14,237
Provisions used		(10,994)
Unused reversals		(1,787)
Other provisions at end of period	€ 47,336	47,336
Non-current	23,422	23,422	€ 28,849
Current	23,914	23,914	€ 17,030
AGA EMPLOYER CONTRIBUTIONS AND TAXES
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period		45,185
Increases		14,202
Provisions used		(10,431)
Unused reversals	(1,736)	(1,736)
Other provisions at end of period	47,220	47,220
Non-current	23,402	23,402
Current	23,819	23,819
OTHER PROVISIONS
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period		694
Increases		36
Provisions used		(563)
Unused reversals		(51)
Other provisions at end of period	115	115
Non-current	20	20
Current	€ 96	€ 96